CONDENSED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING EXPENSES:
General and administrative expenses	$ 339,085	$ 51,183
Impairment of intangible assets	150,000
LOSS FROM OPERATIONS	(489,085)	$ (51,183)
OTHER INCOME (EXPENSE)
Interest expense	$ (2,914)	(39,617)
Gain on forgiveness of debt		107,220
Total other income (expense)	$ (2,914)	67,603
NET INCOME (LOSS)	$ (491,999)	$ 16,420
NET INCOME (LOSS) PER COMMON SHARE - Basic and diluted	$ (0.05)	$ 0.01
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Basic and diluted	10,183,927	1,307,215